AXP(R) Blue Chip
Advantage
Fund

2001 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) magnifying glass

AXP Blue Chip Advantage Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Making the Most of the Market

If you were compiling a who's who of corporate America, a good place to start would be the Standard & Poor's Index. Composed of 500 stocks representing a wide range of prominent companies, "the S&P" is recognized as a good measure of overall stock market performance. Of course, some of those stocks will fare better than others. They're the ones that AXP Blue Chip Advantage Fund tries to identify and build its portfolio around.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.
From the Chairman                                   3
From the Portfolio Manager                          3
Fund Facts                                          5
The 10 Largest Holdings                             6
Making the Most of the Fund                         7
The Fund's Long-term Performance                    8
Board Members and Officers                          9
Independent Auditors' Report                       11
Financial Statements                               12
Notes to Financial Statements                      15
Investments in Securities                          24
Federal Income Tax Information                     28

AXP BLUE CHIP ADVANTAGE FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through the retirement plan of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager
A volatile investment environment kept the stock market and the Fund off balance for much of the past 12 months. When all was said and done, AXP Blue Chip Advantage Fund's Class A shares lost 5.34% (excluding the sales charge) for the fiscal year -- February 2000 through January 2001.

The period got off to a strong start, as the stock market climbed to an all-time high in mid-March. But the rise was accompanied by increasing concerns regarding the possibility of higher inflation, interest-rate increases by the Federal Reserve, the strength of

ANNUAL REPORT - 2001
corporate profits and the sustainability of sky-high prices for many stocks. Against that backdrop, the market went into a rapid, several-week retreat.

SUMMER RALLY
Thanks largely to encouraging economic and inflation data, investors gradually regained some confidence during the summer, and that eventually allowed the market to make up most of the lost ground. But by early September, the possibility of a slowdown in economic growth and, therefore, a slump in corporate profits resurfaced. The result was a stock slide that didn't level off until late December. Some welcome relief came the following month, though, as a market rebound ended the period on a positive note.

As has been the case in recent years, the market's ups and downs were largely driven by the fortunes of technology and telecommunications equipment stocks. For the Fund, such stocks also had a major effect on performance as they comprised the largest area of investment (about a third of the portfolio at the peak). Some notable losers included Lucent, Motorola, JDS Uniphase, Nortel, Cisco Systems, IBM and Microsoft. To stem the losses, I decreased the tech and telecom holdings as the period progressed and shifted more money into health care.

That strategy paid off, as health care provided strong gains in late 2000, with Alza, Pfizer, Medtronic and HCA Healthcare among the biggest winners. Looking at other sectors, utilities and energy were strong performers most of the fiscal year, thanks to gains by Duke Power, Enron and AES. Safeway, in the food retailing sector, and Tyco, in the industrial sector, also were up substantially.

Given that the market seems likely to remain volatile and unforgiving toward companies whose profits fail to meet investors' expectations, I plan to maintain an emphasis on high-quality companies that appear likely to enjoy consistent growth. An additional criterion is that the stock price should offer at least reasonably good investment value. As the new fiscal year begins, that strategy has led to the Fund's portfolio having an average exposure to technology stocks, an above-average exposure to health care and financial services stocks, and a below-average exposure to basic materials and industrial stocks.

James M. Johnson, Jr., CFA

AXP BLUE CHIP ADVANTAGE FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                    $ 9.92
Jan. 31, 2000                                                    $11.80
Decrease                                                         $ 1.88

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                      $ 0.05
From long-term capital gains                                     $ 1.12
Total distributions                                              $ 1.17
Total return**                                                    -5.34%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                    $ 9.72
Jan. 31, 2000                                                    $11.63
Decrease                                                         $ 1.91

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                      $ 0.01
From long-term capital gains                                     $ 1.12
Total distributions                                              $ 1.13
Total return**                                                    -6.01%

Class C -- June 26, 2000* - Jan. 31, 2001
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                    $ 9.70
June 26, 2000*                                                   $11.99
Decrease                                                         $ 2.29

Distributions -- June 26, 2000* - Jan. 31, 2001
From income                                                      $ 0.04
From long-term capital gains                                     $ 1.12
Total distributions                                              $ 1.16
Total return**                                                   -8.79%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                    $ 9.94
Jan. 31, 2000                                                    $11.81
Decrease                                                         $ 1.87

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                      $ 0.06
From long-term capital gains                                     $ 1.12
Total distributions                                              $ 1.18
Total return**                                                    -5.16%

   * Inception date.

  ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

 *** The total return for Class C is not annualized.

ANNUAL REPORT - 2001

The 10 Largest Holdings

                                     Percent                   Value
                                 (of net assets)       (as of Jan. 31, 2001)

General Electric                      3.42%                $141,666,200
Cisco Systems                         2.48                  102,900,712
Pfizer                                2.45                  101,591,564
AOL Time Warner                       2.02                   83,806,919
Citigroup                             2.01                   83,255,375
Intl Business Machines                2.00                   82,969,600
SBC Communications                    1.68                   69,509,072
Verizon                               1.57                   65,027,830
Intel                                 1.55                   64,032,200
American Intl Group                   1.52                   63,047,601

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 20.70% of net assets

AXP BLUE CHIP ADVANTAGE FUND

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2001

The Fund's Long-term Performance

$60,000


$50,000                                                      S&P 500 Index
                                                                  X

$40,000                                                         X
                                      Lipper Large-Cap Core Index             X
                                                                        $39,419
$30,000                                                            AXP Blue Chip
                                                                  Advantage Fund
                                                                         Class A
$20,000



$9,425

'91     '92     '93     '94     '95     '96     '97     '98    '99    '00   '01

Average Annual Total Returns (as of Jan. 31, 2001)

                     1 year      5 years     10 years    Since inception
Class A             -10.79%      +13.13%      +14.70%           N/A
Class B              -9.35%      +13.51%         N/A        +16.74%*
Class C                N/A          N/A          N/A        -14.22%**
Class Y              -5.16%      +14.64%         N/A        +17.78%*

 * Inception date was March 20, 1995.

** Inception date was June 26, 2000.

Assumes: Holding period from 2/1/91 to 1/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $22,919. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500) and the Lipper Large-Cap Core Index. In comparing AXP Blue Chip Advantage Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Large-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP BLUE CHIP ADVANGATE FUND


Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The  following is a list of the Fund's board  members.  Each member  oversees 15
Master Trust portfolios and 64 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

---------------------------------- -------------------- ----------------------------------- -----------------------------------
Name, address, age                 Position held with   Principal occupation during past    Other directorships
                                   Registrant and       five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
H. Brewster Atwater, Jr.           Board member since   Retired chair and chief executive   Merck & Co., Inc.
4900 IDS Tower                     1996                 officer, General Mills, Inc.        (pharmaceuticals)
Minneapolis, MN 55402                                   (consumer foods)
Born in 1931
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Arne H. Carlson                    Chair of the Board   Chair, Board Services Corporation
901 S. Marquette Ave.              since 1999           (provides administrative services
Minneapolis, MN 55402                                   to boards). Former Governor of
Born in 1934                                            Minnesota
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Lynne V. Cheney American           Board member since   Distinguished Fellow, AEI           The Reader's Digest Association
Enterprise Institute for Public    1994                                                     Inc.
Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Livio D. DeSimone Minnesota        Board member since   Retired chair of the board and      Cargill, Incorporated (commodity
Mining and Manufacturing           2001                 chief executive officer,            merchants and processors), Target
Corporation                                             Minnesota Mining and                Corporation (department stores),
3M Center,                                              Manufacturing (3M)                  General Mills, Inc. (consumer
Building 220-14W-05                                                                         foods and restaurants) and Vulcan
St. Paul, MN 55144-1000                                                                     Materials Company (construction
Born in 1936                                                                                materials/chemicals)
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Ira D. Hall Texaco, Inc.           Board member since   Treasurer, Texaco Inc. since
2000 Westchester Avenue            2001                 1998. Prior to that, director,
White Plains, NY 10650                                  International Operations IBM Corp.
Born in 1944
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Heinz F. Hutter                    Board member since   Retired president and chief
P.O. Box 2187                      1994                 operating officer, Cargill,
Minneapolis, MN 55402                                   Incorporated (commodity merchants
Born in 1929                                            and processors)
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Anne P. Jones                      Board member since   Attorney and telecommunications     Motorola, Inc. (electronics)
5716 Bent Branch Rd.               1985                 consultant
Bethesda, MD 20816
Born in 1935
---------------------------------- -------------------- ----------------------------------- -----------------------------------
William R. Pearce                  Board member since   RII Weyerhaeuser World
2050 One Financial Plaza           1980                 Timberfund, L.P. (develops timber
Minneapolis, MN 55402                                   resources) - management
Born in 1927                                            committee; Former chair, American
                                                        Express Funds
---------------------------------- -------------------- ----------------------------------- -----------------------------------
ANNUAL REPORT - 2001


Name, address, age                 Position held with   Principal occupation during past    Other directorships
                                   Registrant and       five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Alan K. Simpson                    Board member since   Former three-term United States     Biogen, Inc. (bio-pharmaceuticals)
1201 Sunshine Ave.                 1997                 Senator for Wyoming
Cody, WY 82414
Born in 1931
---------------------------------- -------------------- ----------------------------------- -----------------------------------
C. Angus Wurtele Suite             Board member since   Retired chair of the board and      The Valspar Corporation (paints),
1700 Foshay Tower                  1994                 chief executive officer, The        Bemis Corporation (packaging)
Minneapolis, MN 55402                                   Valspar Corporation
Born in 1934
---------------------------------- -------------------- ----------------------------------- -----------------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

---------------------------------- -------------------- ----------------------------------- -----------------------------------
Name, address, age                 Position held with   Principal occupation during past    Other directorships
                                   Registrant and       five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Peter J. Anderson                  Board member since   Senior vice president -
58600 AXP Financial Center         2000, vice           investment operations and
Minneapolis, MN 55474              president since      director of AEFC
Born in 1942                       1995
---------------------------------- -------------------- ----------------------------------- -----------------------------------
David R. Hubers                    Board member since   Retired chief executive officer     Chronimed Inc. (specialty
50643 AXP Financial Center         1993                 and director and current chair of   pharmaceutical distribution) RTW
Minneapolis, MN 55474                                   the board of AEFC                   Inc. (manages workers
Born in 1943                                                                                compensation programs)
---------------------------------- -------------------- ----------------------------------- -----------------------------------
John R. Thomas                     Board member since   Senior vice president of AEFC
50652 AXP Financial Center         1987, president
Minneapolis, MN 55474              since 1997
Born in 1937
---------------------------------- -------------------- ----------------------------------- -----------------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Anderson, who is vice president, the Fund's other officers are:

Other Officers

---------------------------------- -------------------- ----------------------------------- -----------------------------------
Name, address, age                 Position held with   Principal occupation during past    Other directorships
                                   Registrant and       five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
John M. Knight                     Treasurer since      Vice president - investment
50005 AXP Financial Center         1999                 accounting of AEFC
Minneapolis, MN 55474
Born in 1952
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Leslie L. Ogg                      Vice president and   President of Board Services
901 S. Marquette Ave.              general counsel      Corporation
Minneapolis, MN 55402              since 1978
Born in 1938
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Frederick C. Quirsfeld             Vice president       Senior vice president - fixed
53609 AXP Financial Center         since 1998           income and director of AEFC
Minneapolis, MN 55474
Born in 1947
---------------------------------- -------------------- ----------------------------------- -----------------------------------
The SAI has additional  information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.


AXP BLUE CHIP ADVANTAGE FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #26  to
Registration Statement No. 33-30770 filed on or about March 28th, 2001, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Blue Chip Advantage Fund
Fiscal year ended Jan. 31, 2001

Class A
Income distributions -- taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                      Per share
Sept. 22, 2000                                                     $0.00596
Dec. 20, 2000                                                       0.04511
Total                                                              $0.05107

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 20, 2000                                                      $1.11998
Total distributions                                                $1.17105

The distribution of $1.16509 per share, payable Dec. 20, 2000, consisted of $0.03021 derived from net investment income, $0.01490 from net short-term capital gains (a total of $0.04511 taxable as dividend income) and $1.11998 from net long-term capital gains.

Class B
Income distributions -- taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                      Per share
Dec. 20, 2000                                                      $0.01490

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 20, 2000                                                      $1.11998
Total distributions                                                $1.13488

The distribution of $1.13488 per share, payable Dec. 20, 2000, consisted of $0.01490 from net short-term capital gains and $1.11998 from net long-term capital gains.

AXP BLUE CHIP ADVANTAGE FUND

Class C
Income distributions -- taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                      Per share
Sept. 22, 2000                                                     $0.00780
Dec. 20, 2000                                                       0.03156
Total                                                              $0.03936

Capital gain distribution-- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 20, 2000                                                      $1.11998
Total distributions                                                $1.15934

The distribution of $1.15154 per share, payable Dec. 20, 2000, consisted of $0.01666 derived from net investment income, $0.01490 from net short-term capital gains (a total of $0.03156 taxable as dividend income) and $1.11998 from net long-term capital gains.

Class Y
Income distributions -- taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                      Per share
Sept. 22, 2000                                                     $0.00910
Dec. 20, 2000                                                       0.05349
Total                                                              $0.06259

Capital gain distribution-- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 20, 2000                                                      $1.11998
Total distributions                                                $1.18257

The distribution of $1.17347 per share, payable Dec. 20, 2000, consisted of $0.03859 derived from net investment income, $0.01490 from net short-term capital gains (a total of $0.05349 taxable as dividend income) and $1.11998 from net long-term capital gains.

ANNUAL REPORT - 2001

This page left blank intentionally

This page left blank intentionally

American
Express(R)
Funds

AXP Blue Chip Advantage Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: IBLUX    Class B: IDBCX
Class C: N/A      Class Y: IBCYX

AMERICAN
EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6025 T (3/01)